Redeemable Noncontrolling Interests	12 Months Ended
Mar. 31, 2023
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
18. Redeemable Noncontrolling Interests
Changes in redeemable
noncontrolling
interests in fiscal 2021, 2022 and 2023 are as follows:

	Millions of yen
	2021	2022	2023
Beginning Balance	¥10,331	¥0	¥0
Transaction with noncontrolling interests	(10,028)	0	959
Adjustment of redeemable noncontrolling interests to redemption value	0	0	3
Comprehensive income (loss)
Net Income (loss)	(23)	0	32
Other comprehensive income (loss)
Net unrealized gains (losses) on investment in debt securities	0	0	(24)
Net change of foreign currency translation adjustments	(280)	0	(25)
Total other comprehensive income (loss)	(280)	0	(49)
Comprehensive income (loss)	(303)	0	(17)

Ending Balance	¥0	¥0	¥945